Cost of Sales - Disclosure of Production Expenses (Detail) - Cost of sales [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expenses by nature [line items]
Fees and compensation for services	$ 620,385	$ 667,308	$ 698,292
Salaries, wages and social security contributions	5,094,794	6,515,359	6,920,023
Transport and traveling expenses	192,606	240,804	297,299
Data processing	13,033	24,472	33,555
Taxes, duties, contributions and commissions	582,460	613,604	616,704
Depreciation and amortization	3,619,223	3,539,130	3,827,616
Preservation and maintenance costs	2,705,465	3,286,911	3,923,728
Communications	35,714	38,540	36,381
Leases	28,809	69,294	91,445
Employee benefits	111,871	143,947	147,862
Water, natural gas and energy services	8,546	15,408	12,282
Freight	2,026,915	2,465,000	3,121,482
Thermal energy	3,211,117	5,775,549	6,437,351
Insurance	95,963	114,216	79,793
Packaging	1,414,832	1,353,610	1,387,384
Electric power	2,705,470	3,633,421	4,093,427
Contractors	1,901,636	2,729,942	3,024,927
Tolls	109,168	4,332	8,338
Canon (concession fee)	38,306	38,650	37,867
Security	192,702	205,408	243,766
Others	390,106	459,402	458,138
Total	$ 25,099,121	$ 31,934,307	$ 35,497,660